Securities (Schedule Of Amortized Cost Gross Unrealized Gains and Losses, and Fair Values of Securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Schedule of Investments [Line Items]
Available for Sale, Amortized Cost		$ 309,289
Available for Sale, Gross Unrealized Gains		1,051
Available for Sale, Gross Unrealized Losses	$ 0	(7,776)
Available for Sale, Fair Value	281,121	302,564
Total Debt Securities [Member]
Schedule of Investments [Line Items]
Available for Sale, Amortized Cost	284,970	308,969
Available for Sale, Gross Unrealized Gains	1,568	947
Available for Sale, Gross Unrealized Losses	(5,417)	(7,776)
Available for Sale, Fair Value	281,121	302,140
US Treasury Securities [Member]
Schedule of Investments [Line Items]
Available for Sale, Amortized Cost	2,001	2,005
Available for Sale, Gross Unrealized Losses	(3)	(8)
Available for Sale, Fair Value	1,998	1,997
States and Political Subdivisions [Member]
Schedule of Investments [Line Items]
Available for Sale, Amortized Cost	120,000	127,585
Available for Sale, Gross Unrealized Gains	1,535	884
Available for Sale, Gross Unrealized Losses	(1,057)	(3,368)
Available for Sale, Fair Value	120,478	125,101
Corporate Obligations [Member]
Schedule of Investments [Line Items]
Available for Sale, Amortized Cost	10,068	10,255
Available for Sale, Gross Unrealized Gains	16	37
Available for Sale, Gross Unrealized Losses	(95)	(180)
Available for Sale, Fair Value	9,989	10,112
Mortgage-backed Securities-Government Sponsored Entities [Member]
Schedule of Investments [Line Items]
Available for Sale, Amortized Cost	152,901	169,124
Available for Sale, Gross Unrealized Gains	17	26
Available for Sale, Gross Unrealized Losses	(4,262)	(4,220)
Available for Sale, Fair Value	$ 148,656	164,930
Equity Securities-Financial Services [Member]
Schedule of Investments [Line Items]
Available for Sale, Amortized Cost		320
Available for Sale, Gross Unrealized Gains		104
Available for Sale, Fair Value		$ 424